Other Assets - Schedule of Other Assets (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Renewable Energy Credits (Note 8 (xv))	CAD 62	CAD 39
Other investments	29	21
Deferred compensation plan assets	24	24
Other	109	94
Other assets	480	406
Belize Electricity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	73	78
Wataynikaneyap Partnership
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Equity investment	22	3
Supplemental Employee Retirement Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan assets, noncurrent	130	115
Defined Benefit Pension Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Plan assets, noncurrent	CAD 31	CAD 32